Trade receivables - Aging list (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivable [Line Items]
Trade receivables	R$ 304,687	R$ 271,140
Provision for revenue cancellation	(12,150)	(6,512)	R$ (4,191)	R$ (3,136)
Cost
Trade Receivable [Line Items]
Trade receivables	194,377	99,088
Provision for revenue cancellation	(12,150)	(6,512)
Cost | From 1 to 30 days
Trade Receivable [Line Items]
Trade receivables	55,948	59,718
Cost | From 31 to 60 days
Trade Receivable [Line Items]
Trade receivables	43,933	44,827
Cost | From 61 to 90 days
Trade Receivable [Line Items]
Trade receivables	45,104	47,174
Cost | From 91 to 180 days
Trade Receivable [Line Items]
Trade receivables	84,106	85,359
Cost | From 181 to 365 days
Trade Receivable [Line Items]
Trade receivables	161,683	153,474
Allowance
Trade Receivable [Line Items]
Trade receivables	R$ (268,314)	R$ (211,986)